PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 89.1%
Common Stocks — 61.7%
Aerospace & Defense — 0.9%
Airbus SE (France)*	1,708	$206,515
Dassault Aviation SA (France)	78	12,350
General Dynamics Corp.	41,900	10,105,442
L3Harris Technologies, Inc.	17,600	4,373,072
Lockheed Martin Corp.	8,500	3,751,900
Raytheon Technologies Corp.	171,600	17,000,412
Singapore Technologies Engineering Ltd. (Singapore)	4,800	14,547
TransDigm Group, Inc.*	10,400	6,776,016
		42,240,254
Air Freight & Logistics — 0.5%
Deutsche Post AG (Germany)	7,680	367,006
DSV A/S (Denmark)	596	114,850
FedEx Corp.	40,200	9,301,878
SG Holdings Co. Ltd. (Japan)	1,000	18,857
United Parcel Service, Inc. (Class B Stock)	62,900	13,489,534
Yamato Holdings Co. Ltd. (Japan)	900	16,856
		23,308,981
Airlines — 0.0%
Southwest Airlines Co.*(a)	27,000	1,236,600
Auto Components — 0.0%
Aisin Corp. (Japan)	5,200	177,824
Cie Generale des Etablissements Michelin SCA (France)	2,252	304,941
Stanley Electric Co. Ltd. (Japan)	14,700	277,627
		760,392
Automobiles — 1.8%
Bayerische Motoren Werke AG (Germany)	931	80,225
Ferrari NV (Italy)	223	48,338
Ford Motor Co.	314,500	5,318,195
Mercedes-Benz Group AG (Germany)	2,592	181,470
Stellantis NV	2,982	48,256
Suzuki Motor Corp. (Japan)	1,100	37,660
Tesla, Inc.*	72,200	77,802,720
Toyota Motor Corp. (Japan)	13,200	238,514
Volkswagen AG (Germany)	88	21,758
Yamaha Motor Co. Ltd. (Japan)	900	20,196
		83,797,332
Banks — 2.4%
Australia & New Zealand Banking Group Ltd. (Australia)	8,339	170,688
Banco Santander SA (Spain)	51,194	174,143
Bank Hapoalim BM (Israel)	32,484	321,489
Bank Leumi Le-Israel BM (Israel)	37,764	408,830
Bank of America Corp.	487,600	20,098,872
Barclays PLC (United Kingdom)	48,858	94,921
BNP Paribas SA (France)	3,334	190,249
Citigroup, Inc.	148,550	7,932,570
Commonwealth Bank of Australia (Australia)	811	63,752
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
DBS Group Holdings Ltd. (Singapore)	16,900	$443,729
Fifth Third Bancorp	57,200	2,461,888
HSBC Holdings PLC (United Kingdom)	33,883	232,278
ING Groep NV (Netherlands)	11,115	116,365
Israel Discount Bank Ltd. (Israel) (Class A Stock)	3,230	20,203
JPMorgan Chase & Co.	182,294	24,850,318
KeyCorp	480,400	10,751,352
Lloyds Banking Group PLC (United Kingdom)	566,870	347,759
Mediobanca Banca di Credito Finanziario SpA (Italy)	27,671	280,598
Mitsubishi UFJ Financial Group, Inc. (Japan)	89,800	552,531
Mizuho Financial Group, Inc. (Japan)	7,140	90,771
National Australia Bank Ltd. (Australia)	1,368	32,474
NatWest Group PLC (United Kingdom)	16,758	47,233
Oversea-Chinese Banking Corp. Ltd. (Singapore)	10,000	90,776
Regions Financial Corp.	108,500	2,415,210
Signature Bank	11,000	3,228,390
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,200	69,799
Truist Financial Corp.	142,200	8,062,740
U.S. Bancorp	87,000	4,624,050
United Overseas Bank Ltd. (Singapore)	3,600	84,459
Wells Fargo & Co.	556,000	26,943,760
		115,202,197
Beverages — 0.9%
Carlsberg A/S (Denmark) (Class B Stock)	275	33,697
Coca-Cola Co. (The)	312,100	19,350,200
Coca-Cola HBC AG (Italy)*	602	12,566
Diageo PLC (United Kingdom)	3,465	175,429
PepsiCo, Inc.	144,000	24,102,720
Treasury Wine Estates Ltd. (Australia)	2,185	18,825
		43,693,437
Biotechnology — 1.1%
AbbVie, Inc.	137,300	22,257,703
Gilead Sciences, Inc.	175,950	10,460,228
Sarepta Therapeutics, Inc.*	31,800	2,484,216
Vertex Pharmaceuticals, Inc.*	62,200	16,232,334
		51,434,481
Building Products — 0.3%
AGC, Inc. (Japan)	600	24,019
Armstrong World Industries, Inc.	38,100	3,429,381
Carlisle Cos., Inc.	19,800	4,869,216
Cie de Saint-Gobain (France)	6,230	370,553
Fortune Brands Home & Security, Inc.	21,000	1,559,880
Kingspan Group PLC (Ireland)	406	39,830
Lixil Corp. (Japan)	700	12,995
Owens Corning	15,000	1,372,500
Xinyi Glass Holdings Ltd. (Hong Kong)	6,000	14,390
		11,692,764
A1

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets — 1.8%
3i Group PLC (United Kingdom)	19,248	$350,216
abrdn PLC (United Kingdom)	6,455	18,122
Affiliated Managers Group, Inc.	8,800	1,240,360
Ameriprise Financial, Inc.	25,000	7,509,000
Amundi SA (France), 144A	180	12,321
Ares Management Corp. (Class A Stock)	21,000	1,705,830
Bank of New York Mellon Corp. (The)	27,000	1,340,010
Cboe Global Markets, Inc.	73,900	8,455,638
CME Group, Inc.	13,000	3,092,180
Daiwa Securities Group, Inc. (Japan)	55,800	315,070
FactSet Research Systems, Inc.	13,400	5,817,610
Goldman Sachs Group, Inc. (The)	35,000	11,553,500
Intercontinental Exchange, Inc.	65,600	8,667,072
Macquarie Group Ltd. (Australia)	3,191	480,130
Morgan Stanley	65,900	5,759,660
MSCI, Inc.	4,400	2,212,672
Raymond James Financial, Inc.	85,900	9,441,269
S&P Global, Inc.(a)	2,100	861,378
SBI Holdings, Inc. (Japan)	3,600	90,660
State Street Corp.	111,300	9,696,456
Stifel Financial Corp.	100,500	6,823,950
UBS Group AG (Switzerland)	28,007	546,977
		85,990,081
Chemicals — 1.1%
Arkema SA (France)	182	21,758
Asahi Kasei Corp. (Japan)	3,600	31,142
CF Industries Holdings, Inc.	94,600	9,749,476
Covestro AG (Germany), 144A	5,618	283,365
DuPont de Nemours, Inc.	215,200	15,834,416
Linde PLC (United Kingdom)	37,000	11,818,910
Mitsui Chemicals, Inc. (Japan)	10,800	271,383
Nippon Sanso Holdings Corp. (Japan)	500	9,489
Nitto Denko Corp. (Japan)	500	35,854
Olin Corp.	16,500	862,620
Shin-Etsu Chemical Co. Ltd. (Japan)	500	76,265
Solvay SA (Belgium)	217	21,364
Sumitomo Chemical Co. Ltd. (Japan)	4,400	20,116
Tosoh Corp. (Japan)	19,700	291,079
Westlake Corp.	86,100	10,624,740
Yara International ASA (Brazil)	3,805	190,131
		50,142,108
Commercial Services & Supplies — 0.1%
Cintas Corp.	3,200	1,361,248
Clean Harbors, Inc.*	9,700	1,082,908
Copart, Inc.*	16,000	2,007,520
IAA, Inc.*	22,400	856,800
Rentokil Initial PLC (United Kingdom)	5,306	36,808
Securitas AB (Sweden) (Class B Stock)	918	10,366
Waste Management, Inc.	5,700	903,450
		6,259,100
Communications Equipment — 0.4%
Arista Networks, Inc.*	68,900	9,575,722
Cisco Systems, Inc.	184,600	10,293,296
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Nokia OYJ (Finland)*	68,532	$376,916
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	20,856	190,097
		20,436,031
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	680	18,324
Eiffage SA (France)	250	25,663
Kajima Corp. (Japan)	1,400	17,015
Obayashi Corp. (Japan)	10,900	80,035
Skanska AB (Sweden) (Class B Stock)	12,740	284,653
Vinci SA (France)	1,512	154,887
		580,577
Construction Materials — 0.1%
Eagle Materials, Inc.	42,200	5,416,792
HeidelbergCement AG (Germany)	434	24,658
		5,441,450
Consumer Finance — 0.5%
American Express Co.	41,700	7,797,900
Capital One Financial Corp.	108,000	14,179,320
		21,977,220
Containers & Packaging — 0.1%
Smurfit Kappa Group PLC (Ireland)	731	32,452
Westrock Co.	125,800	5,916,374
		5,948,826
Distributors — 0.1%
Genuine Parts Co.	21,400	2,696,828
LKQ Corp.	88,500	4,018,785
		6,715,613
Diversified Consumer Services — 0.0%
IDP Education Ltd. (Australia)	608	14,240
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	125,750	44,378,432
EXOR NV (Netherlands)	324	24,667
Industrivarden AB (Sweden) (Class A Stock)	380	10,799
Industrivarden AB (Sweden) (Class C Stock)	476	13,295
Investor AB (Sweden) (Class A Stock)	1,443	33,685
Investor AB (Sweden) (Class B Stock)	5,289	115,238
		44,576,116
Diversified Telecommunication Services — 0.5%
Deutsche Telekom AG (Germany)	9,603	179,832
Koninklijke KPN NV (Netherlands)	60,727	211,132
Nippon Telegraph & Telephone Corp. (Japan)	7,600	220,835
Spark New Zealand Ltd. (New Zealand)	5,580	17,694

A2

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Telefonica Deutschland Holding AG (Germany)	3,036	$8,274
Telefonica SA (Spain)	15,779	76,346
Verizon Communications, Inc.	464,688	23,671,207
		24,385,320
Electric Utilities — 1.0%
Constellation Energy Corp.	62,299	3,504,319
Duke Energy Corp.	9,000	1,004,940
Edison International	134,800	9,449,480
Electricite de France SA (France)	1,326	12,476
Endesa SA (Spain)	14,834	323,061
Enel SpA (Italy)	27,957	186,716
Exelon Corp.	317,100	15,103,473
Fortum OYJ (Finland)	1,266	22,923
Iberdrola SA (Spain)	22,677	247,740
Kansai Electric Power Co., Inc. (The) (Japan)	2,200	20,727
NextEra Energy, Inc.	89,700	7,598,487
NRG Energy, Inc.(a)	22,300	855,428
Power Assets Holdings Ltd. (Hong Kong)	4,500	29,302
PPL Corp.	193,800	5,534,928
Red Electrica Corp. SA (Spain)	1,285	26,431
Southern Co. (The)	19,000	1,377,690
SSE PLC (United Kingdom)	9,338	214,244
		45,512,365
Electrical Equipment — 0.4%
AMETEK, Inc.	61,600	8,203,888
Emerson Electric Co.	113,800	11,158,090
Fuji Electric Co. Ltd. (Japan)	400	19,982
Hubbell, Inc.	4,500	826,965
		20,208,925
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	18,200	1,371,370
Corning, Inc.	144,200	5,322,422
Ibiden Co. Ltd. (Japan)	300	14,685
Jabil, Inc.	14,400	888,912
Keyence Corp. (Japan)	400	186,257
TD SYNNEX Corp.	8,500	877,285
TDK Corp. (Japan)	1,200	43,467
Zebra Technologies Corp. (Class A Stock)*	20,400	8,439,480
		17,143,878
Energy Equipment & Services — 0.2%
Halliburton Co.	281,300	10,652,831
Entertainment — 0.9%
Electronic Arts, Inc.	29,000	3,668,790
Konami Holdings Corp. (Japan)	300	18,918
Netflix, Inc.*	36,400	13,635,076
Nintendo Co. Ltd. (Japan)	500	251,734
Square Enix Holdings Co. Ltd. (Japan)	300	13,286
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Walt Disney Co. (The)*	176,500	$24,208,740
		41,796,544
Equity Real Estate Investment Trusts (REITs) — 1.5%
American Campus Communities, Inc.	15,000	839,550
Crown Castle International Corp.	4,800	886,080
Dexus (Australia)	41,774	340,388
Equity Residential	16,800	1,510,656
Extra Space Storage, Inc.	31,800	6,538,080
Goodman Group (Australia)	4,773	81,029
Host Hotels & Resorts, Inc.(a)	349,800	6,796,614
Japan Real Estate Investment Corp. (Japan)	4	20,956
Klepierre SA (France)*	574	15,240
Lamar Advertising Co. (Class A Stock)	16,000	1,858,880
Land Securities Group PLC (United Kingdom)	2,093	21,499
Link REIT (Hong Kong)	12,200	103,934
Prologis, Inc.	101,100	16,325,628
Public Storage	20,500	8,000,740
SBA Communications Corp.	19,000	6,537,900
Scentre Group (Australia)	15,576	35,348
Simon Property Group, Inc.	68,100	8,959,236
Stockland (Australia)	69,197	218,916
UDR, Inc.	26,600	1,526,042
Welltower, Inc.	9,000	865,260
Weyerhaeuser Co.	236,100	8,948,190
		70,430,166
Food & Staples Retailing — 0.9%
Albertson’s Cos., Inc. (Class A Stock)	34,000	1,130,500
Carrefour SA (France)	1,718	37,215
Coles Group Ltd. (Australia)	3,495	46,687
Costco Wholesale Corp.	43,400	24,991,890
Endeavour Group Ltd. (Australia)	4,025	21,825
J Sainsbury PLC (United Kingdom)	4,128	13,707
Jeronimo Martins SGPS SA (Portugal)	860	20,632
Kesko OYJ (Finland) (Class B Stock)	680	18,709
Koninklijke Ahold Delhaize NV (Netherlands)	13,373	429,236
Kroger Co. (The)	16,200	929,394
Tesco PLC (United Kingdom)	67,475	244,239
Walgreens Boots Alliance, Inc.	165,600	7,413,912
Walmart, Inc.	57,700	8,592,684
Woolworths Group Ltd. (Australia)	3,570	99,208
		43,989,838
Food Products — 0.7%
Archer-Daniels-Midland Co.	43,300	3,908,258
Kraft Heinz Co. (The)	284,500	11,206,455
Nestle SA (Switzerland)	7,192	933,787
Orkla ASA (Norway)	10,287	91,351
Pilgrim’s Pride Corp.*	36,000	903,600
Tyson Foods, Inc. (Class A Stock)	170,400	15,272,952
WH Group Ltd. (Hong Kong), 144A	25,000	15,700
Wilmar International Ltd. (China)	104,000	360,458
		32,692,561

A3

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.1%
Atmos Energy Corp.(a)	20,800	$2,485,392
Enagas SA (Spain)	765	16,989
Osaka Gas Co. Ltd. (Japan)	1,100	18,844
Snam SpA (Italy)	5,797	33,428
		2,554,653
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	245,500	29,057,380
Baxter International, Inc.	36,300	2,814,702
Boston Scientific Corp.*	340,800	15,094,032
Edwards Lifesciences Corp.*	86,500	10,182,780
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,250	37,829
Getinge AB (Sweden) (Class B Stock)	675	26,967
Hologic, Inc.*	112,600	8,649,932
Medtronic PLC	134,000	14,867,300
		80,730,922
Health Care Providers & Services — 1.9%
Anthem, Inc.	22,300	10,954,206
Centene Corp.*	103,900	8,747,341
Cigna Corp.	21,500	5,151,615
CVS Health Corp.	195,400	19,776,434
Fresenius SE & Co. KGaA (Germany)	1,240	45,560
HCA Healthcare, Inc.	8,300	2,080,146
McKesson Corp.	9,800	3,000,074
Medipal Holdings Corp. (Japan)	15,300	251,681
Sonic Healthcare Ltd. (Australia)	12,522	331,184
UnitedHealth Group, Inc.	78,800	40,185,636
		90,523,877
Hotels, Restaurants & Leisure — 1.1%
Aristocrat Leisure Ltd. (Australia)	1,715	46,458
Compass Group PLC (United Kingdom)	8,987	193,436
Evolution AB (Sweden), 144A	1,676	172,449
Hilton Worldwide Holdings, Inc.*	104,100	15,796,134
InterContinental Hotels Group PLC (United Kingdom)	528	35,826
La Francaise des Jeux SAEM (France), 144A	6,052	240,177
Las Vegas Sands Corp.*	44,800	1,741,376
McDonald’s Corp.	43,700	10,806,136
McDonald’s Holdings Co. Japan Ltd. (Japan)	300	12,479
Oriental Land Co. Ltd. (Japan)	100	19,151
Planet Fitness, Inc. (Class A Stock)*	54,100	4,570,368
Sodexo SA (France)	253	20,580
Starbucks Corp.	133,600	12,153,592
Tabcorp Holdings Ltd. (Australia)	49,346	196,023
Yum! Brands, Inc.	29,200	3,461,076
		49,465,261
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	3,024	20,662
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Berkeley Group Holdings PLC (United Kingdom)*	2,586	$126,886
Electrolux AB (Sweden) (Class B Stock)	630	9,531
Lennar Corp. (Class A Stock)	82,200	6,672,174
PulteGroup, Inc.	44,400	1,860,360
Sekisui Chemical Co. Ltd. (Japan)	1,100	15,754
Sony Group Corp. (Japan)	2,100	216,229
Toll Brothers, Inc.	48,800	2,294,576
		11,216,172
Household Products — 0.7%
Essity AB (Sweden) (Class B Stock)	1,830	43,181
Henkel AG & Co. KGaA (Germany)	279	18,407
Procter & Gamble Co. (The)	214,705	32,806,924
		32,868,512
Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	284,700	7,325,331
Industrial Conglomerates — 0.6%
CK Hutchison Holdings Ltd. (United Kingdom)	8,000	58,599
DCC PLC (United Kingdom)	3,511	273,914
Honeywell International, Inc.	90,500	17,609,490
Jardine Matheson Holdings Ltd. (Hong Kong)	5,600	307,098
Lifco AB (Sweden) (Class B Stock)	624	15,872
Roper Technologies, Inc.	24,500	11,569,635
Siemens AG (Germany)	2,242	309,129
		30,143,737
Insurance — 1.2%
Admiral Group PLC (United Kingdom)	7,607	255,909
Ageas SA/NV (Belgium)	513	25,873
AIA Group Ltd. (Hong Kong)	5,600	58,466
Allianz SE (Germany)	2,487	592,617
American International Group, Inc.	45,000	2,824,650
Arch Capital Group Ltd.*	108,800	5,268,096
AXA SA (France)	11,159	326,100
Chubb Ltd.	95,900	20,513,010
Gjensidige Forsikring ASA (Norway)	7,944	197,001
Hartford Financial Services Group, Inc. (The)	40,900	2,937,029
Japan Post Holdings Co. Ltd. (Japan)	7,300	53,520
Japan Post Insurance Co. Ltd. (Japan)	16,500	286,555
Legal & General Group PLC (United Kingdom)	17,344	61,748
Marsh & McLennan Cos., Inc.	70,400	11,997,568
Medibank Private Ltd. (Australia)	7,700	17,665
MetLife, Inc.	131,500	9,241,820
NN Group NV (Netherlands)	800	40,477
Poste Italiane SpA (Italy), 144A	15,516	175,616
Sampo OYJ (Finland) (Class A Stock)	1,501	73,379
Sompo Holdings, Inc. (Japan)	1,000	43,692
Suncorp Group Ltd. (Australia)	39,609	327,294
Swiss Life Holding AG (Switzerland)	93	59,515
T&D Holdings, Inc. (Japan)	1,600	21,614

A4

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
W.R. Berkley Corp.	15,750	$1,048,793
Zurich Insurance Group AG (Switzerland)	442	217,690
		56,665,697
Interactive Media & Services — 3.6%
Alphabet, Inc. (Class A Stock)*	25,250	70,229,087
Alphabet, Inc. (Class C Stock)*	22,932	64,048,847
Auto Trader Group PLC (United Kingdom), 144A	1,938	16,128
Meta Platforms, Inc. (Class A Stock)*	156,550	34,810,458
SEEK Ltd. (Australia)	1,008	22,208
		169,126,728
Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*	29,400	95,842,530
eBay, Inc.	289,300	16,565,318
ZOZO, Inc. (Japan)	11,500	307,499
		112,715,347
IT Services — 2.6%
Accenture PLC (Class A Stock)	56,750	19,137,802
Adyen NV (Netherlands), 144A*	56	110,916
Automatic Data Processing, Inc.	64,900	14,767,346
Capgemini SE (France)	1,780	395,935
Cognizant Technology Solutions Corp. (Class A Stock)	60,600	5,434,002
Computershare Ltd. (Australia)	1,620	29,646
Concentrix Corp.	9,300	1,549,008
DXC Technology Co.*	52,700	1,719,601
Fujitsu Ltd. (Japan)	2,500	374,337
Gartner, Inc.*	33,500	9,964,910
GMO Payment Gateway, Inc. (Japan)	200	20,540
International Business Machines Corp.	6,600	858,132
Mastercard, Inc. (Class A Stock)	68,400	24,444,792
NEC Corp. (Japan)	700	29,394
NTT Data Corp. (Japan)	7,800	153,220
TIS, Inc. (Japan)	700	16,398
Visa, Inc. (Class A Stock)(a)	187,700	41,626,229
		120,632,208
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	600	45,425
Shimano, Inc. (Japan)	400	91,348
		136,773
Life Sciences Tools & Services — 1.2%
Bio-Rad Laboratories, Inc. (Class A Stock)*	7,300	4,111,579
Danaher Corp.	66,700	19,565,111
Eurofins Scientific SE (Luxembourg)	373	36,888
IQVIA Holdings, Inc.*	73,500	16,993,935
Sartorius Stedim Biotech (France)	80	32,831
Thermo Fisher Scientific, Inc.	28,300	16,715,395
		57,455,739
	Shares	Value
Common Stocks (continued)
Machinery — 0.9%
ANDRITZ AG (Austria)*	1,065	$49,280
Atlas Copco AB (Sweden) (Class A Stock)	1,904	98,815
Atlas Copco AB (Sweden) (Class B Stock)	1,042	46,968
Caterpillar, Inc.	24,100	5,369,962
CNH Industrial NV (United Kingdom)	2,961	46,838
Crane Co.	9,500	1,028,660
Daifuku Co. Ltd. (Japan)	300	21,437
Deere & Co.	6,800	2,825,128
Dover Corp.	21,000	3,294,900
Epiroc AB (Sweden) (Class A Stock)	1,968	41,968
Epiroc AB (Sweden) (Class B Stock)	1,075	19,386
FANUC Corp. (Japan)	2,200	387,434
GEA Group AG (Germany)	456	18,748
Husqvarna AB (Sweden) (Class B Stock)	1,199	12,491
Ingersoll Rand, Inc.	110,500	5,563,675
Kubota Corp. (Japan)	3,100	58,098
MINEBEA MITSUMI, Inc. (Japan)	15,200	332,191
MISUMI Group, Inc. (Japan)	900	26,777
NGK Insulators Ltd. (Japan)	18,400	262,536
PACCAR, Inc.	169,200	14,901,444
Parker-Hannifin Corp.	32,900	9,335,704
Sandvik AB (Sweden)	3,240	68,806
Schindler Holding AG (Switzerland)	55	11,705
SKF AB (Sweden) (Class B Stock)	1,085	17,614
VAT Group AG (Switzerland), 144A	76	28,884
Volvo AB (Sweden) (Class A Stock)	612	11,686
Volvo AB (Sweden) (Class B Stock)	4,116	76,365
		43,957,500
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	9	26,605
AP Moller - Maersk A/S (Denmark) (Class B Stock)	117	353,542
Kuehne + Nagel International AG (Switzerland)	618	175,171
Mitsui OSK Lines Ltd. (Japan)	1,800	50,180
Nippon Yusen KK (Japan)	700	61,336
SITC International Holdings Co. Ltd. (China)	87,000	305,406
		972,240
Media — 0.5%
Comcast Corp. (Class A Stock)	362,500	16,972,250
CyberAgent, Inc. (Japan)	1,300	16,126
Dentsu Group, Inc. (Japan)	700	28,595
Fox Corp. (Class A Stock)	91,600	3,613,620
Hakuhodo DY Holdings, Inc. (Japan)	700	8,798
Interpublic Group of Cos., Inc. (The)	39,000	1,382,550
News Corp. (Class A Stock)	37,500	830,625
Publicis Groupe SA (France)	5,095	309,030
Schibsted ASA (Norway) (Class B Stock)	276	5,874
Vivendi SE (France)	2,072	27,006

A5

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
WPP PLC (United Kingdom)	26,273	$344,804
		23,539,278
Metals & Mining — 0.5%
Anglo American PLC (South Africa)	4,019	211,008
ArcelorMittal SA (Luxembourg)	11,758	377,126
BHP Group Ltd. (Australia)	12,561	480,970
BlueScope Steel Ltd. (Australia)	23,757	366,674
Boliden AB (Sweden)	814	41,069
Fortescue Metals Group Ltd. (Australia)	5,007	76,326
Freeport-McMoRan, Inc.	230,600	11,470,044
Glencore PLC (Australia)*	29,055	189,839
Norsk Hydro ASA (Norway)	3,960	38,543
Reliance Steel & Aluminum Co.	31,900	5,848,865
Rio Tinto Ltd. (Australia)	1,099	97,715
Rio Tinto PLC (Australia)	3,519	279,549
South32 Ltd. (Australia)	13,377	49,945
United States Steel Corp.	40,900	1,543,566
voestalpine AG (Austria)	338	10,080
		21,081,319
Multiline Retail — 0.4%
Next PLC (United Kingdom)	384	30,349
Target Corp.	84,200	17,868,924
		17,899,273
Multi-Utilities — 0.4%
DTE Energy Co.	19,600	2,591,316
E.ON SE (Germany)	30,336	352,524
Engie SA (France)	18,203	238,976
Public Service Enterprise Group, Inc.	227,700	15,939,000
		19,121,816
Oil, Gas & Consumable Fuels — 2.3%
APA Corp.	183,000	7,563,390
BP PLC (United Kingdom)	118,543	578,601
Cheniere Energy, Inc.	35,800	4,963,670
Chevron Corp.	118,000	19,213,940
ConocoPhillips	48,200	4,820,000
Eni SpA (Italy)	25,742	376,723
EOG Resources, Inc.(a)	160,000	19,076,800
Equinor ASA (Norway)	10,826	402,785
Exxon Mobil Corp.	419,200	34,621,728
Inpex Corp. (Japan)	31,800	374,642
Kinder Morgan, Inc.	115,500	2,184,105
Marathon Oil Corp.	57,500	1,443,825
Marathon Petroleum Corp.	132,500	11,328,750
Occidental Petroleum Corp.	29,400	1,668,156
OMV AG (Austria)	6,301	300,513
Shell PLC (Netherlands)	13,158	361,502
TotalEnergies SE (France)	1,096	55,367
		109,334,497
Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	1,700	33,239
	Shares	Value
Common Stocks (continued)
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	19,000	$5,174,080
L’Oreal SA (France)	717	287,287
Unilever PLC (United Kingdom)	13,246	602,950
		6,064,317
Pharmaceuticals — 2.6%
Astellas Pharma, Inc. (Japan)	5,800	90,643
AstraZeneca PLC (United Kingdom)	1,815	240,102
Bayer AG (Germany)	2,037	139,104
Bristol-Myers Squibb Co.	71,700	5,236,251
Chugai Pharmaceutical Co. Ltd. (Japan)	2,000	66,955
Eli Lilly & Co.	51,500	14,748,055
GlaxoSmithKline PLC	28,503	616,329
Hikma Pharmaceuticals PLC (Jordan)	504	13,684
Ipsen SA (France)	3,051	381,685
Johnson & Johnson	226,348	40,115,656
Merck & Co., Inc.	309,900	25,427,295
Merck KGaA (Germany)	1,345	281,832
Novartis AG (Switzerland)	9,664	846,886
Novo Nordisk A/S (Denmark) (Class B Stock)	5,044	560,008
Ono Pharmaceutical Co. Ltd. (Japan)	1,100	27,578
Otsuka Holdings Co. Ltd. (Japan)	400	13,816
Pfizer, Inc.	598,800	30,999,876
Roche Holding AG (Switzerland)	2,963	1,172,460
Sanofi (France)	6,191	633,219
Takeda Pharmaceutical Co. Ltd. (Japan)	4,800	137,429
		121,748,863
Professional Services — 0.2%
Experian PLC (United Kingdom)	2,668	103,466
Jacobs Engineering Group, Inc.	14,000	1,929,340
Nielsen Holdings PLC	102,300	2,786,652
Randstad NV (Netherlands)	4,898	293,832
Robert Half International, Inc.	51,000	5,823,180
Wolters Kluwer NV (Netherlands)	760	80,836
		11,017,306
Real Estate Management & Development — 0.1%
Azrieli Group Ltd. (Israel)	130	11,430
CBRE Group, Inc. (Class A Stock)*	53,000	4,850,560
CK Asset Holdings Ltd. (Hong Kong)	38,500	263,107
Daito Trust Construction Co. Ltd. (Japan)	800	84,927
ESR Cayman Ltd. (China), 144A*	5,600	17,317
Henderson Land Development Co. Ltd. (Hong Kong)	4,000	16,606
Hulic Co. Ltd. (Japan)	1,200	10,773
New World Development Co. Ltd. (Hong Kong)	5,000	20,274
		5,274,994
Road & Rail — 0.5%
AMERCO	4,100	2,447,454

A6

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Aurizon Holdings Ltd. (Australia)	4,136	$11,378
CSX Corp.	374,400	14,021,280
NIPPON EXPRESS HOLDINGS, Inc. (Japan)	200	13,714
Norfolk Southern Corp.	5,400	1,540,188
Union Pacific Corp.	16,000	4,371,360
		22,405,374
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.*	26,900	2,941,246
Advantest Corp. (Japan)	600	47,092
Applied Materials, Inc.	37,000	4,876,600
ASML Holding NV (Netherlands)	748	501,021
Broadcom, Inc.	48,400	30,476,512
Intel Corp.	258,750	12,823,650
KLA Corp.	39,400	14,422,764
Lam Research Corp.	7,000	3,763,270
Microchip Technology, Inc.	225,400	16,936,556
Micron Technology, Inc.	111,600	8,692,524
NVIDIA Corp.	135,400	36,945,244
ON Semiconductor Corp.*	126,900	7,945,209
QUALCOMM, Inc.	165,800	25,337,556
Renesas Electronics Corp. (Japan)*	11,900	138,146
Rohm Co. Ltd. (Japan)	2,700	210,396
STMicroelectronics NV (Singapore)	6,773	293,341
Texas Instruments, Inc.	68,000	12,476,640
Tokyo Electron Ltd. (Japan)	500	256,916
		179,084,683
Software — 5.6%
Adobe, Inc.*	50,250	22,894,905
Autodesk, Inc.*	17,000	3,643,950
Black Knight, Inc.*	81,500	4,726,185
Check Point Software Technologies Ltd. (Israel)*	300	41,478
Dassault Systemes SE (France)	7,204	354,138
Fortinet, Inc.*	4,600	1,572,004
Manhattan Associates, Inc.*	28,300	3,925,493
Microsoft Corp.	604,100	186,250,071
Nemetschek SE (Germany)	160	15,479
Oracle Corp.	165,350	13,679,406
Paycom Software, Inc.*	29,800	10,322,124
salesforce.com, Inc.*	13,800	2,930,016
SAP SE (Germany)	528	58,680
SS&C Technologies Holdings, Inc.	18,700	1,402,874
Synopsys, Inc.*	29,900	9,964,773
WiseTech Global Ltd. (Australia)	448	16,901
		261,798,477
Specialty Retail — 1.1%
AutoNation, Inc.*	71,500	7,119,970
AutoZone, Inc.*	600	1,226,748
Bath & Body Works, Inc.	104,500	4,995,100
Chow Tai Fook Jewellery Group Ltd. (China)*	36,400	65,751
Fast Retailing Co. Ltd. (Japan)	200	102,530
Home Depot, Inc. (The)	59,200	17,720,336
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
JD Sports Fashion PLC (United Kingdom)	147,860	$287,259
Lowe’s Cos., Inc.	66,000	13,344,540
O’Reilly Automotive, Inc.*	1,800	1,232,928
Penske Automotive Group, Inc.	8,500	796,620
TJX Cos., Inc. (The)	36,800	2,229,344
Tractor Supply Co.	4,400	1,026,828
USS Co. Ltd. (Japan)	700	11,756
		50,159,710
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	1,200,500	209,619,305
Brother Industries Ltd. (Japan)	700	12,748
Pure Storage, Inc. (Class A Stock)*	86,400	3,050,784
		212,682,837
Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC (United Kingdom)	1,180	25,741
Capri Holdings Ltd.*	17,500	899,325
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	3,086	389,422
EssilorLuxottica SA (France)	815	149,361
LVMH Moet Hennessy Louis Vuitton SE (France)	825	587,988
Moncler SpA (Italy)	598	33,207
NIKE, Inc. (Class B Stock)	61,600	8,288,896
Pandora A/S (Denmark)	270	25,862
Ralph Lauren Corp.	21,200	2,404,928
Swatch Group AG (The) (Switzerland)	140	7,576
Tapestry, Inc.	146,500	5,442,475
		18,254,781
Tobacco — 0.3%
Altria Group, Inc.	171,150	8,942,588
British American Tobacco PLC (United Kingdom)	14,575	611,784
Imperial Brands PLC (United Kingdom)	2,561	54,125
Japan Tobacco, Inc. (Japan)	19,100	326,296
Philip Morris International, Inc.	34,100	3,203,354
Swedish Match AB (Sweden)	37,516	281,892
		13,420,039
Trading Companies & Distributors — 0.3%
Air Lease Corp.	125,500	5,603,575
Ashtead Group PLC (United Kingdom)	1,295	81,853
Brenntag SE (Germany)	3,293	265,686
Bunzl PLC (United Kingdom)	957	37,353
Ferguson PLC	2,523	340,659
IMCD NV (Netherlands)	165	28,171
Marubeni Corp. (Japan)	2,800	32,443
Mitsui & Co. Ltd. (Japan)	4,700	127,160
Sumitomo Corp. (Japan)	19,600	338,719
Toyota Tsusho Corp. (Japan)	600	24,640
W.W. Grainger, Inc.	9,700	5,003,163
		11,883,422

A7

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	13,000	$426,285
T-Mobile US, Inc.*(a)	65,200	8,368,420
Vodafone Group PLC (United Kingdom)	81,774	133,151
		8,927,856

Total Common Stocks (cost $2,024,957,376)		2,908,483,006
Exchange-Traded Fund — 0.0%
iShares MSCI EAFE ETF(a)	2,488	183,117
(cost $135,052)
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	151	11,651
Banks — 0.0%
Citigroup Capital XIII, 6.669%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	22,000	602,800
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	525	35,058

Total Preferred Stocks (cost $603,673)		649,509

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 5.6%
Automobiles — 1.7%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B
3.130%	02/18/25	564	566,143
Series 2019-02, Class C
2.740%	04/18/25	2,000	2,007,740
Series 2019-03, Class C
2.320%	07/18/25	3,400	3,406,936
Series 2021-02, Class C
1.010%	01/19/27	1,300	1,221,108
Series 2021-03, Class C
1.410%	08/18/27	1,300	1,216,251
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class A, 144A
3.350%	09/22/25	3,000	3,009,633
Series 2019-03A, Class A, 144A
2.360%	03/20/26	4,000	3,889,135
Series 2020-01A, Class A, 144A
2.330%	08/20/26	1,800	1,746,374
Series 2021-01A, Class A, 144A
1.380%	08/20/27	3,500	3,243,531
Series 2021-02A, Class A, 144A
1.660%	02/20/28	3,700	3,427,978
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27	1,100	1,037,289
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-04, Class C
1.380%	07/15/27		800	$742,046
Carvana Auto Receivables Trust,
Series 2021-P03, Class B
1.420%	08/10/27		100	92,975
Series 2021-P04, Class B
1.980%	02/10/28		300	283,814
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD	362	290,083
Series 2020-AA, Class A3, 144A
1.153%	11/15/25	CAD	3,600	2,776,131
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31		2,500	2,491,281
Series 2019-01, Class A, 144A
3.520%	07/15/30		5,000	5,055,845
Series 2020-01, Class A, 144A
2.040%	08/15/31		3,600	3,476,943
Series 2020-02, Class A, 144A
1.060%	04/15/33		4,500	4,173,250
Series 2021-02, Class B, 144A
1.910%	05/15/34		500	467,275
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24		500	504,244
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34		200	184,207
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		1,900	1,732,384
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		2,100	1,988,560
Series 2022-02A, Class A, 144A
2.330%	06/26/28		4,700	4,394,618
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		6,300	6,323,646
Series 2021-01A, Class B, 144A
1.260%	07/14/28		2,600	2,439,716
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		800	797,461
Series 2020-03, Class C
1.120%	01/15/26		2,600	2,580,435
Series 2020-04, Class C
1.010%	01/15/26		1,600	1,581,841
Series 2021-02, Class C
0.900%	06/15/26		2,200	2,138,136
Series 2021-02, Class D
1.350%	07/15/27		2,800	2,680,199
Series 2021-03, Class C
0.950%	09/15/27		2,900	2,813,928
Series 2021-04, Class C
1.260%	02/16/27		2,700	2,577,260

A8

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2022-01, Class C
2.560%	04/17/28		1,600	$1,564,559
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		600	556,674
				79,479,629
Collateralized Loan Obligations — 3.1%
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	10/17/32		5,000	4,952,046
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	07/20/34		3,750	3,717,011
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.221%(c)	10/15/28		2,719	2,708,475
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.429%(c)	01/25/35		700	693,562
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
1.111%(c)	07/15/29		1,238	1,230,797
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	3,000	3,275,273
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.061%(c)	01/17/28		265	264,173
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.241%(c)	07/15/30		3,000	2,981,014
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	5,000	5,454,691
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.334%(c)	01/20/32		9,750	9,691,500
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.441%(c)	10/17/31		9,750	9,709,516
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	07/15/29		493	492,002
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.251%(c)	04/15/31	2,000	$1,983,572
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.297%(c)	04/26/31	4,000	3,965,000
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.315%(c)	02/05/31	248	246,491
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.388%(c)	10/19/28	8,002	7,978,299
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.724%(c)	04/20/32	5,750	5,751,879
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/34	4,875	4,824,822
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
1.429%(c)	10/20/31	6,729	6,699,142
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.375%(c)	04/21/31	2,372	2,357,670
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.138%(c)	06/20/34	9,500	9,377,637
Octagon Investment Partners 31 LLC (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.304%(c)	07/20/30	3,500	3,482,066
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.549%(c)	10/30/30	1,484	1,483,997
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.371%(c)	01/17/31	1,500	1,491,750
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.341%(c)	07/16/31	2,350	2,333,836
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.254%(c)	10/20/31	8,750	8,666,943

A9

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.078%(c)	06/20/34		5,500	$5,443,715
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)
1.433%(c)	07/25/31		1,000	996,147
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.438%(c)	07/25/34		6,750	6,685,268
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.481%(c)	01/17/30		2,479	2,471,145
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.094%(c)	04/20/28		1,907	1,896,502
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/25/34	EUR	4,500	4,913,157
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
1.714%(c)	07/20/32		3,000	2,999,991
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.121%(c)	07/15/27		175	174,987
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.391%(c)	01/17/31		2,750	2,739,444
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	07/17/31		3,500	3,476,101
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/31		5,750	5,719,809
				143,329,430
Consumer Loans — 0.2%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		3,300	3,265,123
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32		1,200	1,209,280
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,900	2,691,130
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.810%(c)	06/16/36		2,800	2,757,809
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		1,300	$1,262,177
				11,185,519
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		2,800	2,784,010
Series 2018-A, Class A5, 144A
3.610%	03/10/42		800	810,362
Series 2019-A, Class A5, 144A
3.080%	11/12/41		2,500	2,502,637
Series 2019-B, Class A5, 144A
2.290%	11/12/41		2,400	2,318,860
				8,415,869
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
2.107%(c)	03/25/33		7	8,044
Other — 0.1%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		1,371	1,304,069
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.257%(c)	06/25/24		3,250	3,186,237
				4,490,306
Residential Mortgage-Backed Securities — 0.0%
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
1.252%(c)	06/25/34		117	114,297
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1,648
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	1,448	1,602,005
				1,717,950
Student Loans — 0.3%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		850	843,906
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		623	620,242
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		192	193,455
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		228	228,507

A10

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43	452	$455,329
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	413	410,195
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	743	746,251
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	437	439,683
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	1,120	1,112,918
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	1,055	1,034,468
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
0.987%(c)	05/25/70	2,380	2,358,479
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	947	950,535
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	1,092	1,091,928
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	1,640	1,624,699
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	1,160	1,162,547
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	2,084	2,054,413
			15,327,555

Total Asset-Backed Securities (cost $269,310,095)			263,954,302
Commercial Mortgage-Backed Securities — 4.7%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54	8,000	7,493,306
Series 2021-MF03, Class ASB, 144A
2.378%	10/15/54	3,800	3,615,159
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	4,000	3,944,476
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,500	6,457,064
Series 2021-BN35, Class A3
1.717%	06/15/64	4,900	4,447,958
Series 2021-BN35, Class ASB
2.067%	06/15/64	3,200	2,992,139
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	5,631,019
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	5,048,587
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-B08, Class A4
3.963%	01/15/52	6,700	$6,833,340
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,697,372
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	7,750	7,005,284
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	8,000	7,738,727
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	1,000	1,005,337
Series 2014-GC23, Class A3
3.356%	07/10/47	1,549	1,549,555
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	4,917,108
Series 2016-GC37, Class A3
3.050%	04/10/49	4,555	4,480,403
Series 2017-P07, Class A3
3.442%	04/14/50	5,500	5,515,872
Commercial Mortgage Trust,
Series 2014-CR18, Class A4
3.550%	07/15/47	2,360	2,343,757
Series 2014-CR20, Class A3
3.326%	11/10/47	4,525	4,502,254
Series 2015-CR27, Class A3
3.349%	10/10/48	6,028	5,958,107
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,979	2,964,062
Series 2017-C08, Class A3
3.127%	06/15/50	5,134	4,978,937
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.508%(cc)	05/25/22	2,555	26
Series K021, Class X1, IO
1.384%(cc)	06/25/22	4,668	47
Series K055, Class X1, IO
1.353%(cc)	03/25/26	13,260	593,755
Series K157, Class A2
3.990%(cc)	05/25/33	4,200	4,528,385
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.149%(c)	11/21/35	1,534	1,517,702
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,876	3,836,133
Series 2015-GC32, Class A3
3.498%	07/10/48	5,800	5,809,529
Series 2016-GS03, Class A3
2.592%	10/10/49	5,387	5,202,181
Series 2016-GS04, Class A3
3.178%	11/10/49	5,219	5,115,824

A11

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	$5,296,361
Series 2021-GSA03, Class A4
2.369%	12/15/54	5,800	5,319,140
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	734	728,010
Series 2015-C27, Class A3A1
2.920%	02/15/48	4,774	4,684,236
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	634	633,332
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month LIBOR + 1.351% (Cap N/A, Floor 1.351%)
1.748%(c)	04/15/38	3,000	2,947,266
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,134	1,131,490
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	3,000	2,918,990
Series 2016-UB11, Class A3
2.531%	08/15/49	10,400	10,027,336
Series 2018-H04, Class A3
4.043%	12/15/51	1,900	1,940,003
Series 2019-H07, Class A2
2.492%	07/15/52	13,500	13,188,701
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,500	3,503,805
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,603,040
Series 2018-C09, Class A3
3.854%	03/15/51	2,500	2,528,062
Series 2018-C14, Class A3
4.180%	12/15/51	4,100	4,162,851
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,700	1,699,952
Series 2013-C05, Class A3
2.920%	03/10/46	530	529,237
Series 2013-C06, Class A3
2.971%	04/10/46	1,686	1,684,551
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	7,821,842
Series 2017-C38, Class A4
3.190%	07/15/50	4,600	4,579,708
Series 2018-C48, Class A4
4.037%	01/15/52	7,000	7,210,073
Series 2020-C58, Class A3
1.810%	07/15/53	7,100	6,340,257

Total Commercial Mortgage-Backed Securities (cost $232,100,736)			224,201,648
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 8.4%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,160	$2,043,675
3.750%	02/01/50(a)	2,130	1,905,485
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	906	915,069
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	950	981,528
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	1,327,723
			7,173,480
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,545	2,076,705
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	1,895	1,844,080
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,250	1,138,510
			5,059,295
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,205	2,119,697
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	424	422,657
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	905	967,520
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26(a)	840	827,064
4.625%	04/15/29	165	157,080
			4,494,018
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	725	644,183
Auto Manufacturers — 0.3%
Daimler Trucks Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24	5,350	5,111,789
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	1,220	1,184,370

A12

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	$180,282
3.350%	11/01/22	4,205	4,216,400
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	980	1,118,360
6.600%	04/01/36	760	881,595
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	2,800	2,843,180
			15,535,976
Banks — 2.5%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.358%(c)	04/12/23	800	804,302
Sr. Unsec’d. Notes
1.849%	03/25/26	1,000	935,270
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,665	1,677,952
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	1,440	1,367,315
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,600	2,270,643
2.496%(ff)	02/13/31	3,085	2,830,760
3.824%(ff)	01/20/28	955	966,315
4.271%(ff)	07/23/29	510	526,702
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	2,550	2,381,745
Sub. Notes, MTN
4.000%	01/22/25	2,000	2,037,241
4.450%	03/03/26	8,455	8,747,678
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	501,581
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	850	853,115
3.932%(ff)	05/07/25	585	589,582
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	3,825	4,015,949
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,800	1,639,624
2.219%(ff)	06/09/26	2,330	2,214,044
3.132%(ff)	01/20/33	1,505	1,393,391
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,400	1,339,143
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,260	1,141,157
3.200%	10/21/26	1,870	1,855,645
3.700%	01/12/26(a)	6,180	6,259,819
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
4.450%	09/29/27	5,965	$6,149,537
4.750%	05/18/46	820	878,370
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27	1,495	1,362,253
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,160	1,093,831
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,560	1,466,863
3.091%(ff)	05/14/32	885	796,270
4.282%	01/09/28	1,370	1,370,008
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	440	408,566
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	995,991
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)	740	759,851
Sr. Unsec’d. Notes
3.500%	01/23/25	4,100	4,140,935
3.750%	02/25/26	1,010	1,027,194
3.814%(ff)	04/23/29	540	543,688
3.850%	01/26/27	2,910	2,944,093
Sub. Notes
6.750%	10/01/37	104	131,376
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,645	1,585,459
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.769%(c)	07/30/22(oo)	978	978,016
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	1,045	989,123
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	695	703,824
3.964%(ff)	11/15/48	3,250	3,323,246
4.005%(ff)	04/23/29	2,170	2,215,619
4.452%(ff)	12/05/29(a)	3,350	3,501,632
Sub. Notes
3.875%	09/10/24	3,775	3,856,180
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	630	558,595
3.772%(ff)	01/24/29	8,775	8,844,547
3.875%	01/27/26	675	687,809
4.431%(ff)	01/23/30	515	539,240
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,255	1,260,015
Sub. Notes, GMTN
4.350%	09/08/26	3,825	3,945,765
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	4,400	3,997,226

A13

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,925	$1,953,697
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
5.506%(c)	09/30/24	2,670	2,626,640
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	3,879,454
			115,863,886
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	620	688,870
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	450	546,468
8.000%	11/15/39	1,285	1,874,921
8.200%	01/15/39(a)	250	370,262
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
2.750%	07/15/26	3,975	3,833,461
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23(a)	1,400	1,426,251
Sr. Unsec’d. Notes
2.250%	08/01/31	1,015	895,698
			9,635,931
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	4,050	3,485,922
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50	570	456,686
			3,942,608
Building Materials — 0.0%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30(a)	875	788,688
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	760	696,282
4.750%	01/15/28	700	673,693
			2,158,663
Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	95	98,742
5.250%	11/15/41	45	51,172
9.400%	05/15/39	155	247,683
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,300	$1,314,438
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	780	783,486
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	700	709,925
6.500%	09/27/28	670	681,718
			3,887,164
Commercial Services — 0.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	975	974,937
6.700%	06/01/34	420	520,709
7.000%	10/15/37	380	497,494
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	1,500	1,482,793
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)	325	303,119
4.875%	01/15/28	1,190	1,209,008
5.250%	01/15/30	385	396,947
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	2,050	2,050,000
			7,435,007
Diversified Financial Services — 0.1%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	670	644,863
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	480	486,285
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	911,165
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	2,055	1,845,588
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	1,600	1,686,802
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	332,905
			5,907,608
Electric — 0.8%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	525	490,223

A14

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	628	$544,060
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	693,234
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	305	371,967
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	2,000	1,792,099
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	760,458
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,400	1,381,944
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,597,435
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31(h)	3,255	2,938,125
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	257,993
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	550	685,799
First Ref. Mortgage
4.000%	09/30/42(a)	570	585,452
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	791,660
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31(a)	2,140	1,895,395
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	368,489
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	295	357,964
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	177,214
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28(h)	2,910	2,962,589
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	473,881
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,170	2,206,816
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	$1,561,313
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32	275	242,900
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	320	301,372
2.450%	12/02/27	1,395	1,282,990
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	959,001
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	1,005	744,601
3.700%	05/01/28	1,280	1,307,822
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	657,575
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	609,357
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	1,115	1,022,128
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,477,811
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	580	558,912
First Ref. Mortgage, Series C
3.600%	02/01/45	860	771,596
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	725	712,968
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,135	2,115,967
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	515,935
			36,175,045
Engineering & Construction — 0.0%
AECOM,
Gtd. Notes
5.125%	03/15/27	700	715,798
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	500	476,881
5.500%	07/31/47	800	705,639
			1,898,318
Entertainment — 0.0%
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	865	882,467

A15

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
5.141%	03/15/52		810	$829,226
5.391%	03/15/62		405	418,454
				2,130,147
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49		1,290	1,360,060
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		500	466,986
4.375%	01/31/32		875	817,012
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40		660	546,277
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27		1,625	1,642,756
				4,833,091
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		1,205	1,022,425
3.490%	05/15/27(a)		1,415	1,411,653
3.600%	05/01/30		1,270	1,260,228
				3,694,306
Healthcare-Products — 0.1%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,635	1,623,030
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	100	111,904
2.250%	03/07/39	EUR	400	451,971
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		675	624,343
				2,811,248
Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		515	649,210
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		390	427,300
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		305	317,912
5.875%	02/01/29		250	274,120
Gtd. Notes, MTN
7.750%	07/15/36		450	564,247
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	$1,012,389
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	765	723,949
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.375%	01/15/30	675	648,517
			4,617,644
Home Builders — 0.0%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	525	546,224
6.625%	07/15/27	700	721,894
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	800	822,598
			2,090,716
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%(cc)	04/01/26	275	276,719
4.875%	06/01/25(a)	1,420	1,466,994
			1,743,713
Insurance — 0.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,215	1,146,703
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	938,522
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50	410	409,783
5.000%	03/30/43	200	215,998
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	875,399
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	130	138,533
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,450	1,532,392
6.850%	12/16/39	124	162,969
			5,420,299
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	980	983,691

A16

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26(a)	750	$762,298
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	580	490,980
5.375%	04/01/38	1,950	2,007,488
6.384%	10/23/35	875	994,292
6.484%	10/23/45	1,386	1,579,678
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	225	232,371
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	5,275	4,775,110
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31	1,400	1,254,683
Paramount Global,
Sr. Unsec’d. Notes
5.250%	04/01/44	1,450	1,511,343
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	374,197
			13,982,440
Mining — 0.1%
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	425	542,049
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	3,050	2,727,542
			3,269,591
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	1,200	1,206,018
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	315	315,843
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	289	289,350
			605,193
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,810	1,708,909
5.500%	12/01/24	700	724,655
			2,433,564
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 0.3%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,200	$1,353,326
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	346,607
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30(a)	637	670,213
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	350	228,441
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	550	534,435
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31	755	700,030
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36	2,000	1,073,015
6.450%	09/15/36	1,155	1,357,341
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	370	439,617
6.625%	08/15/37	275	326,626
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27(a)	471	477,803
6.500%	03/13/27	330	335,020
7.690%	01/23/50	2,146	1,876,019
Gtd. Notes, MTN
6.750%	09/21/47	373	303,320
6.875%	08/04/26	670	700,533
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	2,159	2,013,253
2.250%	07/12/31	820	758,076
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49	1,445	1,294,865
			14,788,540
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	425	379,444
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	5,135	4,792,571
			5,172,015
Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	1,175	1,199,215

A17

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.250%	11/21/49	1,750	$1,826,002
4.500%	05/14/35	1,910	2,053,857
4.550%	03/15/35	2,190	2,360,161
4.700%	05/14/45	1,460	1,590,927
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,600	1,629,187
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	130	132,200
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	410	439,269
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	9,285	9,766,348
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	3,810	4,159,240
5.125%	07/20/45	610	690,287
5.300%	12/05/43	250	289,011
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,375	1,352,821
5.400%	11/29/43	845	835,301
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	1,325	1,262,460
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	407,440
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24	60	64,218
			30,057,944
Pipelines — 0.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	750	766,893
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,538,274
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	65	67,461
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,429	1,364,595
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,170,408
5.000%	05/15/50	1,435	1,455,005
6.125%	12/15/45	180	198,649
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/22	675	$680,608
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	2,260	2,001,781
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,430	1,448,475
4.000%	03/15/28(a)	1,980	2,010,667
4.875%	06/01/25	3,250	3,369,255
5.200%	03/01/47	40	43,121
5.500%	02/15/49	395	438,666
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	165,645
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	4,875,572
4.500%	03/15/50	295	284,931
4.950%	07/13/47	935	952,826
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	111,855
4.125%	08/15/31	115	112,895
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	123,938
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	315	336,273
4.900%	01/15/45	1,000	1,045,305
5.100%	09/15/45	500	539,179
			25,102,277
Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32(a)	1,815	1,591,151
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33	1,345	1,180,806
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	1,096,238
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30	3,480	3,259,803
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31(a)	1,125	1,040,969
Public Storage,
Sr. Unsec’d. Notes
2.250%	11/09/31(a)	1,288	1,178,222

A18

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31(h)	3,235	$3,181,386
			12,528,575
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)	675	640,244
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	657,131
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	4,705	4,819,393
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29(a)	275	243,594
3.875%	10/01/31(a)	275	240,039
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	1,375	1,393,172
			7,993,573
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	320	282,125
3.187%	11/15/36	5,175	4,547,415
			4,829,540
Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	1,425	1,235,667
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	2,055	1,746,353
			2,982,020
Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	1,216	1,081,700
3.100%	02/01/43	770	664,245
3.500%	09/15/53	5,308	4,693,157
3.650%	09/15/59	160	140,587
4.300%	02/15/30	615	650,270
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25(a)	1,900	1,918,378
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	300	282,450
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31	1,385	1,255,969
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.875%	04/15/30	8,000	$8,033,599
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	1,600	1,486,588
2.650%	11/20/40	1,575	1,339,387
4.016%	12/03/29	1,900	1,973,659
			23,519,989
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	670	789,238
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	896,902
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	106,529
			1,792,669

Total Corporate Bonds (cost $407,370,058)			398,399,985
Municipal Bonds — 0.4%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	249,843
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	1,886,263
Taxable, Revenue Bonds
2.574%	04/01/31	1,210	1,142,870
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,778,367
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	654,491
7.625%	03/01/40	215	315,749
7.550%	04/01/39	245	364,205
			6,141,945
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	919,433
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,379,766
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	3,190	3,251,717
			4,631,483

A19

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	$1,564,493
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,130	1,307,176
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	536,297
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	300	328,212
			864,509
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	445	544,385
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	716,949
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	490,912

Total Municipal Bonds (cost $14,485,470)			17,431,128
Residential Mortgage-Backed Securities — 1.7%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	8	8,200
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
2.556%(cc)	02/25/35	127	130,788
Bellemeade Re Ltd. (Bermuda),
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.057%(c)	07/25/29	731	730,282
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
1.299%(c)	06/25/31	2,874	2,845,320
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
1.099%(c)	09/25/31	2,100	2,069,691
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
1.099%(c)	09/25/31	1,600	1,585,344
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
1.849%(c)	01/26/32	3,260	3,252,544
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
3.195%(c)	08/29/22	3,254	$3,234,653
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
2.326%(cc)	02/25/37	91	90,230
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
1.999%(c)	12/25/41	1,760	1,678,451
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	797	798,935
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.257%(c)	04/25/29	181	179,343
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
1.649%(c)	04/25/34	5,460	5,429,346
Fannie Mae REMICS,
Series 2014-73, Class CZ
3.000%	11/25/44	1,515	1,481,964
Series 2021-03, Class JI, IO
2.500%	02/25/51	3,430	453,258
Series 2022-09, Class KI, IO
3.000%	04/25/35	1,000	96,329
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
2.699%(c)	11/25/50	2,376	2,373,332
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
4.057%(c)	07/25/50	198	197,760
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.707%(c)	09/25/50	225	230,067
Series 2021-DNA05, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)
0.749%(c)	01/25/34	169	168,742
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
1.749%(c)	01/25/34	310	304,968
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
0.949%(c)	09/25/41	6,990	6,818,711
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.099%(c)	01/25/42	1,610	1,581,602
Freddie Mac REMICS,
Series 4117, Class ZC
3.000%	10/15/42	2,531	2,510,126
Series 4535, Class PA
3.000%	03/15/44	658	651,641

A20

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4680, Class GZ
3.500%	03/15/47	3,534	$3,548,502
Series 5023, Class IO, IO
2.000%	10/25/50	998	123,741
Series 5046, Class IO, IO
2.000%	11/25/40	989	92,873
Series 5152, Class IO, IO
3.000%	07/25/50	4,000	533,478
Series 5185, Class LI, IO
3.000%	01/25/52	2,000	290,116
Freddie Mac Strips,
Series 365, Class C28, IO
3.000%	12/15/46	998	134,242
Government National Mortgage Assoc.,
Series 2015-124, Class VZ
3.500%	09/20/45	2,510	2,572,365
Series 2019-69, Class KB
3.000%	06/20/49	3,423	3,393,221
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.107%(c)	05/25/29	168	168,195
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
1.349%(c)	01/25/34	1,380	1,368,615
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
2.322%(cc)	07/25/35	28	27,454
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66	372	360,495
Mello Warehouse Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.157%(c)	02/25/55	2,400	2,381,083
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	3,091	2,930,565
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	606	607,500
Mortgage Repurchase Agreement Financing Trust,
Series 2021-S01, Class A1, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.626%(c)	09/10/22	6,700	6,685,982
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.207%(c)	01/25/48	338	336,013
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
2.007%(c)	07/25/28	136	136,147
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.857%(c)	07/25/29	47	$47,382
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
1.699%(c)	04/25/34	1,300	1,288,307
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
4.260%(c)	12/25/22	1,866	1,861,722
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.357%(c)	02/27/24	2,978	2,992,846
Provident Funding Mortgage Warehouse Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.157%(c)	02/25/55	1,870	1,844,372
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	761	764,209
Station Place Securitization Trust,
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.355%(c)	04/11/22	3,700	3,695,110
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.459%(cc)	02/25/34	58	57,894
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
1.057%(c)	02/25/57	1,001	997,235
Series 2020-04, Class A1, 144A
1.750%	10/25/60	901	850,782

Total Residential Mortgage-Backed Securities (cost $80,889,506)			78,992,073
Sovereign Bonds — 0.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27(a)	3,350	3,432,522
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30(a)	710	651,349
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	175	175,199
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28	1,040	1,030,284
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25	400	396,329

A21

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,500	$1,750,641
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	2,100	2,363,780
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,400	1,393,598
2.625%	04/20/22		2,000	2,001,679
3.000%	03/12/24		400	403,401
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		305	311,993
4.500%	04/16/50		475	470,217
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		453	427,626
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		1,105	1,124,723
5.103%	04/23/48		915	1,121,303
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	1,395	1,441,587
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.875%	03/04/23		1,785	1,797,438
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,800	1,805,019
3.250%	06/01/23		800	808,310
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50(a)		545	645,851

Total Sovereign Bonds (cost $23,486,692)				23,552,849
U.S. Government Agency Obligations — 4.5%
Federal Home Loan Bank
5.500%	07/15/36(k)		1,080	1,405,358
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		1,777	1,588,385
2.000%	01/01/32		482	470,784
2.000%	06/01/40		1,204	1,129,602
2.000%	10/01/40		1,783	1,673,124
2.000%	09/01/50		3,499	3,259,300
2.000%	10/01/50		2,874	2,676,852
2.000%	03/01/51		1,362	1,267,973
2.500%	03/01/30		251	249,183
2.500%	10/01/32		522	516,688
2.500%	03/01/51		1,210	1,161,601
2.500%	04/01/51		8,943	8,547,710
2.500%	10/01/51		4,562	4,372,671
3.000%	10/01/28		167	169,233
3.000%	06/01/29		461	466,095
3.000%	03/01/32		558	563,680
3.000%	01/01/37		224	223,602
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	01/01/43	472	$471,608
3.000%	07/01/43	956	954,593
3.000%	01/01/47	2,390	2,373,327
3.000%	02/01/50	2,000	1,964,132
3.500%	03/01/42	225	229,441
3.500%	06/01/42	164	167,466
3.500%	01/01/47	411	417,929
3.500%	02/01/47	580	589,358
4.000%	06/01/26	200	206,023
4.000%	09/01/26	102	105,553
4.000%	10/01/39	414	433,209
4.000%	12/01/40	176	184,530
4.000%	10/01/41	165	172,011
4.000%	01/01/42	68	71,272
4.000%	10/01/45	195	203,385
4.000%	04/01/52	1,500	1,536,944
4.500%	09/01/39	130	138,550
4.500%	10/01/39	712	758,166
4.500%	12/01/39	229	244,095
4.500%	07/01/41	78	80,608
4.500%	07/01/41	1,150	1,226,873
4.500%	08/01/41	117	121,285
4.500%	08/01/41	117	121,510
4.500%	08/01/41	182	191,801
4.500%	10/01/41	99	102,846
4.500%	10/01/46	126	133,427
4.500%	12/01/47	541	566,350
5.000%	05/01/34	12	13,503
5.000%	05/01/34	124	133,976
5.000%	08/01/35	12	13,474
5.000%	09/01/35	26	27,854
5.000%	10/01/36	20	21,836
5.000%	05/01/37	12	12,992
5.000%	07/01/37	216	234,037
5.000%	09/01/38	29	31,320
5.000%	09/01/38	30	32,991
5.000%	09/01/38	35	37,846
5.000%	02/01/39	11	12,175
5.000%	06/01/39	34	36,401
5.500%	02/01/34	29	30,508
5.500%	04/01/34	274	293,086
5.500%	06/01/34	47	51,387
5.500%	06/01/34	123	134,427
5.500%	05/01/37	27	30,188
5.500%	02/01/38	217	239,831
5.500%	05/01/38	41	44,976
5.500%	07/01/38	195	215,346
6.000%	03/01/32	122	130,945
6.000%	12/01/33	45	47,612
6.000%	07/01/36	3	2,871
6.000%	12/01/36	5	5,395
6.000%	05/01/37	8	8,569
6.000%	12/01/37	13	14,016
6.000%	01/01/38	3	3,387
6.000%	01/01/38	7	8,147
6.000%	01/01/38	130	143,657
6.000%	10/01/38	54	59,869

A22

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	08/01/39	25	$27,983
6.750%	03/15/31	500	664,708
7.000%	01/01/31	12	13,272
7.000%	06/01/31	11	11,674
7.000%	09/01/31	2	2,357
7.000%	10/01/31	25	27,416
7.000%	10/01/32	26	27,651
Federal National Mortgage Assoc.
1.500%	02/01/42	499	452,052
1.500%	10/01/50	421	376,336
1.500%	11/01/50	913	816,566
1.500%	12/01/50	5,031	4,498,844
2.000%	08/01/31	722	704,014
2.000%	02/01/41	2,441	2,291,197
2.000%	05/01/41(k)	12,617	11,841,815
2.000%	08/01/50	1,242	1,157,544
2.000%	10/01/50	12,628	11,764,875
2.000%	02/01/51(k)	13,081	12,179,681
2.000%	03/01/51	1,766	1,644,278
2.000%	05/01/51	1,485	1,381,693
2.500%	10/01/43	553	533,591
2.500%	12/01/46	988	949,836
2.500%	03/01/50	753	719,685
2.500%	08/01/50	3,340	3,194,375
2.500%	12/01/50	359	344,452
2.500%	04/01/51	3,925	3,751,345
3.000%	TBA	500	489,062
3.000%	TBA	6,500	6,342,943
3.000%	02/01/27	682	689,396
3.000%	08/01/30	492	496,676
3.000%	11/01/36	978	971,021
3.000%	12/01/42	531	529,462
3.000%	12/01/42	758	757,116
3.000%	03/01/43	134	133,986
3.000%	11/01/46	129	128,384
3.000%	01/01/47	1,036	1,028,221
3.000%	02/01/47	730	724,403
3.000%	03/01/47	579	574,274
3.000%	11/01/49	584	573,239
3.000%	12/01/49	366	359,292
3.000%	12/01/49	497	487,347
3.000%	02/01/50	6,139	6,029,001
3.000%	03/01/50	430	421,212
3.500%	07/01/31	451	463,816
3.500%	11/01/32	243	251,049
3.500%	02/01/33	496	509,906
3.500%	05/01/33	687	705,589
3.500%	06/01/39	368	374,909
3.500%	01/01/42	2,400	2,437,263
3.500%	05/01/42	1,177	1,200,184
3.500%	07/01/42	454	463,066
3.500%	08/01/42	168	171,522
3.500%	08/01/42	452	460,465
3.500%	09/01/42	457	465,857
3.500%	09/01/42	845	861,463
3.500%	11/01/42	247	251,830
3.500%	03/01/43	1,783	1,816,145
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	04/01/43	275	$280,197
3.500%	04/01/43	632	644,711
3.500%	07/01/43	122	123,944
3.500%	06/01/45	2,320	2,363,236
3.500%	07/01/46	322	326,664
3.500%	11/01/46	614	623,031
3.500%	09/01/47	572	579,109
3.500%	01/01/48	5,726	5,780,614
3.500%	05/01/48	522	526,856
3.500%	06/01/48	2,672	2,710,531
4.000%	TBA	3,000	3,050,486
4.000%	12/01/36	489	507,580
4.000%	10/01/41	1,557	1,628,011
4.000%	07/01/44	542	566,060
4.000%	09/01/44	868	904,932
4.000%	10/01/46	439	454,659
4.000%	06/01/47	394	406,188
4.000%	09/01/47	152	156,232
4.000%	11/01/47	513	531,977
4.000%	11/01/47	610	627,648
4.000%	12/01/47	2,096	2,160,885
4.000%	03/01/49	4,257	4,354,034
4.500%	07/01/33	28	29,668
4.500%	08/01/33	8	8,514
4.500%	09/01/33	23	24,549
4.500%	10/01/33	65	68,670
4.500%	03/01/34	19	19,801
4.500%	01/01/35	1	1,152
4.500%	07/01/39	448	475,265
4.500%	08/01/39	322	341,922
4.500%	09/01/39	193	204,454
4.500%	12/01/39	3	2,662
4.500%	03/01/41	729	775,916
4.500%	07/01/42	66	70,243
5.000%	03/01/34	131	141,487
5.000%	04/01/35	308	332,997
5.000%	06/01/35	74	80,342
5.000%	07/01/35	73	79,245
5.000%	07/01/35	74	79,446
5.000%	09/01/35	54	57,895
5.000%	11/01/35	64	68,732
5.000%	02/01/36	41	44,370
5.500%	02/01/33	61	66,013
5.500%	08/01/33	129	139,873
5.500%	10/01/33	32	34,577
5.500%	12/01/33	32	35,300
5.500%	12/01/34	86	93,656
5.500%	10/01/35	192	205,105
5.500%	03/01/36	46	48,437
5.500%	04/01/36	47	50,362
5.500%	01/01/37	40	44,132
5.500%	04/01/37	20	22,319
5.500%	05/01/37	121	133,559
5.500%	08/01/37	150	164,173
6.000%	10/01/33	157	169,574
6.000%	11/01/33	13	14,046
6.000%	11/01/33	20	21,174

A23

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	01/01/34	165	$180,981
6.000%	02/01/34	63	67,829
6.000%	03/01/34	1	1,411
6.000%	03/01/34	10	10,604
6.000%	03/01/34	16	16,931
6.000%	11/01/34	18	19,403
6.000%	01/01/35	28	29,501
6.000%	01/01/35	72	77,379
6.000%	02/01/35	2	2,045
6.000%	02/01/35	97	103,559
6.000%	02/01/35	126	138,943
6.000%	04/01/35	10	11,266
6.000%	05/01/36	18	19,285
6.000%	06/01/36	13	13,650
6.000%	02/01/37	42	47,435
6.000%	06/01/37	17	17,742
6.000%	05/01/38	105	117,838
6.250%	05/15/29	950	1,175,753
6.500%	09/01/32	1	977
6.500%	09/01/32	12	12,564
6.500%	09/01/32	24	25,411
6.500%	09/01/32	30	32,001
6.500%	10/01/32	29	30,884
6.500%	04/01/33	31	34,345
6.500%	11/01/33	19	20,613
6.500%	01/01/34	20	21,227
6.500%	09/01/34	35	37,979
6.500%	09/01/36	99	110,578
6.500%	10/01/36	16	17,593
6.500%	11/01/36	34	36,443
6.500%	01/01/37	36	39,088
6.500%	01/01/37	57	61,394
6.500%	09/01/37	11	12,583
6.625%	11/15/30	550	721,192
7.000%	02/01/32	12	12,841
7.000%	05/01/32	10	11,482
7.000%	06/01/32	7	7,421
7.000%	07/01/32	35	38,143
7.125%	01/15/30(k)	3,600	4,752,978
Government National Mortgage Assoc.
2.000%	03/20/51	1,739	1,660,790
2.000%	07/20/51	525	501,800
2.500%	03/20/43	407	394,906
2.500%	12/20/46	380	368,939
2.500%	05/20/51	1,776	1,725,257
2.500%	08/20/51	1,151	1,117,875
3.000%	03/15/45	401	397,067
3.000%	11/20/45	471	469,398
3.000%	03/20/46	2,828	2,817,158
3.000%	07/20/46	1,853	1,845,639
3.000%	10/20/46	614	611,582
3.000%	12/20/46	420	418,297
3.000%	02/20/47	923	919,686
3.000%	12/20/49	185	184,085
3.500%	12/20/42	925	949,684
3.500%	05/20/43	187	192,023
3.500%	03/20/45	590	603,631
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	04/20/45	794	$812,689
3.500%	07/20/46	2,758	2,806,950
3.500%	06/20/49	3,666	3,694,007
4.000%	06/15/40	71	73,801
4.000%	05/20/41	143	150,111
4.000%	12/20/42	344	360,998
4.000%	08/20/44	129	135,137
4.000%	11/20/45	624	654,733
4.000%	12/20/45	680	714,260
4.000%	11/20/46	148	152,542
4.000%	09/20/47	1,962	2,026,469
4.000%	02/20/49	1,128	1,158,455
4.000%	01/20/50	1,110	1,136,656
4.500%	04/15/40	251	270,714
4.500%	01/20/41	647	694,408
4.500%	02/20/41	388	416,263
4.500%	06/20/44	421	452,381
4.500%	09/20/46	224	240,608
4.500%	11/20/46	405	434,268
4.500%	03/20/47	337	354,971
4.500%	05/20/48	345	360,316
4.500%	06/20/48	456	476,227
4.500%	08/20/48	1,501	1,557,224
5.000%	10/20/37	80	87,105
5.000%	04/20/45	425	466,889
5.500%	11/15/32	35	37,431
5.500%	02/15/33	28	31,174
5.500%	08/15/33	48	51,581
5.500%	08/15/33	66	70,450
5.500%	09/15/33	37	39,518
5.500%	09/15/33	59	63,582
5.500%	10/15/33	48	51,431
5.500%	12/15/33	5	5,473
5.500%	04/15/34	165	182,680
5.500%	07/15/35	32	35,781
5.500%	02/15/36	88	96,624
6.000%	02/15/33	2	1,728
6.000%	04/15/33	13	13,380
6.000%	09/15/33	10	10,706
6.000%	12/15/33	25	27,704
6.000%	12/15/33	68	72,374
6.000%	01/15/34	12	13,067
6.000%	01/15/34	22	23,927
6.000%	06/20/34	44	49,216
6.000%	07/15/34	96	106,396
6.000%	10/15/34	111	118,916
6.500%	10/15/23	—(r)	230
6.500%	12/15/23	1	762
6.500%	01/15/24	—(r)	386
6.500%	01/15/24	1	1,152
6.500%	01/15/24	3	3,534
6.500%	01/15/24	4	4,590
6.500%	01/15/24	14	14,885
6.500%	02/15/24	—(r)	85
6.500%	02/15/24	—(r)	111
6.500%	02/15/24	1	625
6.500%	02/15/24	1	836

A24

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	02/15/24	1	$948
6.500%	02/15/24	3	2,919
6.500%	02/15/24	3	3,701
6.500%	02/15/24	4	3,844
6.500%	02/15/24	13	13,483
6.500%	04/15/24	—(r)	171
6.500%	04/15/24	—(r)	516
6.500%	04/15/24	1	894
6.500%	04/15/24	3	3,718
6.500%	05/15/24	3	3,375
6.500%	05/15/24	6	6,307
6.500%	10/15/24	4	4,404
6.500%	12/15/30	5	5,650
6.500%	01/15/32	14	15,453
6.500%	02/15/32	10	10,688
6.500%	07/15/32	20	21,844
6.500%	08/15/32	3	3,705
6.500%	08/15/32	7	7,496
6.500%	08/15/32	24	25,364
6.500%	08/15/32	122	132,640
6.500%	06/15/35	21	23,191
6.500%	07/15/35	6	6,697
8.000%	01/15/24	3	2,662
8.000%	04/15/25	1	1,387
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	625	559,804

Total U.S. Government Agency Obligations (cost $222,331,972)			214,529,796
U.S. Treasury Obligations — 1.6%
U.S. Treasury Bonds
1.750%	08/15/41	9,990	8,652,277
1.875%	11/15/51	825	722,391
2.000%	11/15/41	18,640	16,863,375
2.250%	05/15/41	2,145	2,024,009
2.375%	02/15/42	11,610	11,203,650
2.500%	05/15/46	10,390	10,178,953
3.000%	05/15/47	5,235	5,644,802
U.S. Treasury Notes
0.250%	05/15/24	8,680	8,296,859
3.125%	11/15/28(k)	100	104,094
U.S. Treasury Strips Coupon
2.000%(s)	08/15/39	3,780	2,415,361
2.228%(s)	05/15/28	718	618,013
2.365%(s)	08/15/44	3,095	1,675,531
2.395%(s)	11/15/43	1,156	637,606
2.628%(s)	11/15/41	9,150	5,340,598

Total U.S. Treasury Obligations (cost $77,129,760)			74,377,519

Total Long-Term Investments (cost $3,352,800,390)			4,204,754,932

Shares
Short-Term Investments — 12.6%
Affiliated Mutual Funds — 12.6%
PGIM Core Ultra Short Bond Fund(wa)	521,573,931	521,573,931
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $71,462,634; includes $71,449,719 of cash collateral for securities on loan)(b)(wa)	71,595,787	$71,531,351

Total Affiliated Mutual Funds (cost $593,036,565)		593,105,282

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
0.417%	06/16/22	160	159,858
(cost $159,859)

Options Purchased*~ — 0.0%
(cost $157,634)	101,461

Total Short-Term Investments (cost $593,354,058)	593,366,601

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.7% (cost $3,946,154,448)	4,798,121,533

Options Written*~ — (0.0)%
(premiums received $144,137)	(141,098)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.7% (cost $3,946,010,311)	4,797,980,435

Liabilities in excess of other assets(z) — (1.7)%	(82,432,264)

Net Assets — 100.0%	$4,715,548,171

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate

A25

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,051 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,091,231; cash collateral of $71,449,719 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,870		$1
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,800		1
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,890		4
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,800		4
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	9,610		9
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.45%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	5,160		223
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,800		17
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,800		17
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,800		7,498
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,870		6,627
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	5,160		12,242
A26

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,890		$11,602
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,800		11,388
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	9,610		22,800
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,800		14,514
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,800		14,514
Total Options Purchased (cost $157,634)									$101,461
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,870		$(9,186)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,800		(9,054)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.65%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	5,160		(7,554)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,890		(10,847)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,800		(10,648)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	9,610		(21,317)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,800		(12,117)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,800		(12,117)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.93%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,800		(3,219)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	1.00%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,870		(2,431)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	5,160		(5,920)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,890		(5,610)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,800		(5,507)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	9,610		(11,025)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,800		(6,885)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,800		(6,885)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	7,000		(280)
A27

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,500		$(496)
Total Options Written (premiums received $144,137)									$(141,098)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
175	2 Year U.S. Treasury Notes	Jun. 2022	$37,086,328	$(427,386)
273	5 Year U.S. Treasury Notes	Jun. 2022	31,309,688	(753,360)
658	10 Year U.S. Treasury Notes	Jun. 2022	80,851,750	(2,011,252)
447	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	79,174,875	(2,450,022)
7	Mini MSCI EAFE Index	Jun. 2022	750,540	40,428
6	S&P 500 E-Mini Index	Jun. 2022	1,359,225	101,352
				(5,500,240)
Short Positions:
14	5 Year Euro-Bobl	Jun. 2022	1,995,719	63,897
32	10 Year Euro-Bund	Jun. 2022	5,616,564	297,357
28	10 Year U.S. Ultra Treasury Notes	Jun. 2022	3,793,125	129,244
355	20 Year U.S. Treasury Bonds	Jun. 2022	53,272,187	1,819,105
20	Euro Schatz Index	Jun. 2022	2,450,012	27,165
				2,336,768
				$(3,163,472)
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CAD	930	$734,378	$743,737	$9,359	$—
Euro,
Expiring 04/04/22	BNP Paribas S.A.	EUR	22,014	24,249,867	24,355,445	105,578	—
				$24,984,245	$25,099,182	114,937	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 04/19/22	HSBC Bank PLC	CAD	5,569	$4,434,658	$4,454,301	$—	$(19,643)
Euro,
Expiring 04/04/22	HSBC Bank PLC	EUR	22,014	24,989,422	24,355,445	633,977	—
Expiring 05/06/22	BNP Paribas S.A.	EUR	22,014	24,274,853	24,380,756	—	(105,903)
				$53,698,933	$53,190,502	633,977	(125,546)
						$748,914	$(125,546)
A28

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	04/14/22	0.500%(M)	5,781	0.500%	$4,978	$(540)	$5,518	Goldman Sachs International
GS_21-PJA	04/14/22	0.250%(M)	11,149	*	7,201	(1,041)	8,242	Goldman Sachs International
					$12,179	$(1,581)	$13,760

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	23,350	$(340,791)	$(382,006)	$(41,215)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Total return swap agreements outstanding at March 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
U.S. Treasury Bond(T)	1 Day USOIS +1bps(T)	Bank of America, N.A.	5/10/22	27,440	$(1,330,881)	$—	$(1,330,881)
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PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Total return swap agreements outstanding at March 31, 2022 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +3bps(T)	JP Morgan Chase Bank, N.A.	5/19/22	18,765	$(790,260)	$—	$(790,260)
					$(2,121,141)	$—	$(2,121,141)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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